UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2011



[LOGO OF USAA]
   USAA(R)





PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA California Bond Fund
JUNE 30, 2011






                                                                      (Form N-Q)

48500-0811                                   (C)2011, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California Health Insurance Construction Loan Insurance Program or California State General Obligation.

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1  | USAA California Bond Fund
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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD      Community College District
ETM      Escrowed to final maturity
USD      Unified School District

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                                                   Portfolio of Investments |  2
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PORTFOLIO OF INVESTMENTS

USAA CALIFORNIA BOND FUND

June 30, 2011 (unaudited)

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON             FINAL            VALUE
(000)         SECURITY                                                     RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (97.1%)

              CALIFORNIA (97.0%)
$   4,500     Antelope Valley Healthcare District (INS)                   5.20%         1/01/2027         $  4,349
   16,600     Association of Bay Area Governments (INS)                   6.20         11/01/2029           15,286
   17,520     Association of Bay Area Governments (INS)                   4.75          3/01/2036           14,039
    6,100     Baldwin Park USD (INS)                                      5.00 (a)      8/01/2031            1,508
    6,375     Baldwin Park USD (INS)                                      5.01 (a)      8/01/2032            1,456
    5,265     Carlsbad USD (INS)                                          5.00         10/01/2034            5,183
    3,000     Central USD (INS)                                           5.50          8/01/2029            3,164
   14,595     Chabot-Las Positas CCD (INS)                                5.06 (a)      8/01/2034            2,988
   10,000     Chabot-Las Positas CCD (INS)                                5.07 (a)      8/01/2035            1,903
    5,000     Chula Vista                                                 5.88          1/01/2034            5,349
   12,605     Coast CCD (INS)                                             5.48 (a)      8/01/2034            2,707
    1,860     Educational Facilities Auth. (INS)                          5.75         11/01/2030            1,861
    6,000     Educational Facilities Auth.                                5.38          4/01/2034            5,891
    2,755     Escondido (INS)                                             5.75          9/01/2030            2,771
    1,500     Fresno (INS)                                                5.50          7/01/2030            1,500
   18,000     Golden State Tobacco Securitization (INS)                   4.57          6/01/2022           17,164
   17,000     Golden State Tobacco Securitization                         5.00          6/01/2033           12,533
   10,000     Golden State Tobacco Securitization (INS)                   5.00          6/01/2035            8,924
    1,000     Health Facilities Financing Auth. (NBGA)                    5.50          1/01/2019            1,001
    2,200     Health Facilities Financing Auth. (NBGA)                    5.00         11/01/2024            2,200
    2,000     Health Facilities Financing Auth. (NBGA)                    5.00         11/01/2029            1,889
    2,000     Health Facilities Financing Auth.                           6.50         10/01/2033            2,238
   16,510     Health Facilities Financing Auth.                           5.00         11/15/2034           16,000
   11,230     Health Facilities Financing Auth. (NBGA)                    5.00          7/01/2036           10,045
    6,000     Health Facilities Financing Auth.                           5.25          4/01/2039            5,746
   17,085     Health Facilities Financing Auth.                           5.25         11/15/2046           16,339
    3,000     Housing Finance Agency (INS)                                6.05          8/01/2027            3,023
    9,310     Indio Redevelopment Agency                                  5.25          8/15/2031            7,651
    2,630     Indio Redevelopment Agency                                  5.25          8/15/2035            2,147
    1,000     Infrastructure and Economic Dev. Bank                       5.63          7/01/2020            1,003
    1,250     Infrastructure and Economic Dev. Bank                       5.75          7/01/2030            1,251
    6,000     Inland Empire Tobacco Securitization Auth.,
                 5.75%, 12/01/2011                                        5.75 (b)      6/01/2026            4,486
    5,000     Irvine USD Financing Auth. (INS)                            5.00          9/01/2038            4,242
    3,875     Long Beach Bond Finance Auth.                               5.00         11/15/2035            3,427
   10,700     Los Angeles Department of Water and Power                   5.00          7/01/2030           10,874
   10,000     Los Angeles Municipal Improvement Corp. (INS)               4.75          8/01/2032            9,099
    1,000     Los Banos Redevelopment Agency (INS)                        5.00          9/01/2036              758
   10,000     Madera Redevelopment Agency                                 5.38          9/01/2038            9,000
    7,070     Marina Coast Water District (INS)                           5.00          6/01/2037            6,654
    6,000     Modesto Irrigation District                                 5.75         10/01/2034            6,160
    7,500     Monterey Peninsula CCD (INS)                                5.11 (a)      8/01/2029            2,378
    1,405     Municipal Finance Auth. (INS)                               5.00          6/01/2031            1,219
    1,000     Municipal Finance Auth. (INS)                               5.00          6/01/2036              830
    1,500     Norco Redevelopment Agency                                  5.88          3/01/2032            1,433
    1,250     Norco Redevelopment Agency                                  6.00          3/01/2036            1,199
    5,000     Norwalk Redevelopment Agency (INS)                          5.00         10/01/2030            4,197

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3  | USAA California Bond Fund

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
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON             FINAL            VALUE
(000)         SECURITY                                                     RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$   3,500     Norwalk Redevelopment Agency (INS)                          5.00%        10/01/2035         $  2,809
    7,500     Norwalk-La Mirada USD (INS)                                 5.00 (a)      8/01/2030            2,192
    6,205     Oakdale Irrigation District                                 5.50          8/01/2034            6,382
    5,500     Palomar Pomerado Health (INS)                               4.89 (a)      8/01/2026            2,102
    4,000     Pollution Control Financing Auth. (c)                       5.25          8/01/2040            3,844
      970     Poway Redevelopment Agency (INS)                            5.75          6/15/2033              903
    2,400     Public Works Board                                          5.25          6/01/2024            2,440
    2,500     Public Works Board                                          5.25          6/01/2025            2,527
    6,500     Public Works Board                                          5.00         11/01/2029            6,546
    7,900     Public Works Board                                          5.25          6/01/2030            7,593
    5,705     Public Works Board                                          5.00          4/01/2031            5,213
    6,875     Public Works Board                                          5.00          4/01/2031            6,282
    5,470     Public Works Board                                          5.00          4/01/2031            4,998
    6,775     Regents of Univ. of California (INS)                        4.75          5/15/2030            6,729
    5,000     Regents of Univ. of California (INS)                        4.75          5/15/2031            4,915
   10,000     Riverside County Public Financing Auth. (INS)               4.75         10/01/2035            7,842
    7,115     Roseville Finance Auth.                                     5.00          2/01/2037            7,019
    7,030     Sacramento City Financing Auth. (INS)                       5.00         12/01/2036            6,667
   10,990     Sacramento Municipal Utility District Financing Auth. (INS) 4.75          7/01/2025           10,518
   12,805     San Bernardino County Redevelopment Agency (INS)            5.00          9/01/2030           10,273
   11,340     San Bernardino County Redevelopment Agency (INS)            5.00          9/01/2035            8,595
    1,110     San Diego County                                            5.00          9/01/2023            1,000
    2,000     San Diego County Regional Airport Auth.                     5.00          7/01/2040            1,905
    1,000     San Diego Public Financing Auth.                            5.25          5/15/2029            1,069
    3,500     San Francisco City and County Airport                       5.25          5/01/2026            3,652
    6,000     San Francisco City and County Airport                       4.90          5/01/2029            6,032
    4,905     San Francisco City and County Redevelopment
                 Financing Auth. (INS)                                    4.88          8/01/2036            3,946
    3,000     San Jose Redevelopment Agency (INS)                         4.45          8/01/2032            2,178
    3,000     San Marcos USD Financing Auth. (INS)                        5.00          8/15/2035            2,908
    3,500     Santa Barbara Financing Auth.                               5.00          7/01/2029            3,566
    9,000     Santa Barbara Financing Auth.                               5.00          7/01/2039            8,794
    2,000     Santa Clara                                                 5.25          7/01/2032            2,029
    1,750     Sierra View Local Health Care District                      5.25          7/01/2037            1,608
    9,645     Solano CCD (INS)                                            4.96 (a)      8/01/2028            3,246
    9,735     Solano CCD (INS)                                            5.00 (a)      8/01/2030            2,783
   10,000     South Orange County Public Financing Auth. (INS)            5.00          8/15/2032            8,865
    6,000     State                                                       4.50          8/01/2030            5,506
    5,000     State                                                       5.75          4/01/2031            5,346
    5,000     State                                                       4.50         10/01/2036            4,430
   10,000     State (NBGA)                                                4.50         12/01/2037            8,824
    2,500     Statewide Communities Dev. Auth.                            5.00          6/15/2013            2,688
    5,000     Statewide Communities Dev. Auth. (INS)                      5.50          8/01/2022            5,011
    2,225     Statewide Communities Dev. Auth. (INS)                      4.50          2/01/2027            1,825
   11,795     Statewide Communities Dev. Auth. (NBGA)                     5.00         12/01/2027           11,138
    3,500     Statewide Communities Dev. Auth.                            4.50          9/01/2029            3,363
    5,115     Statewide Communities Dev. Auth.                            5.00          5/15/2031            4,558
    5,000     Statewide Communities Dev. Auth.                            5.50          7/01/2031            5,046
   17,500     Statewide Communities Dev. Auth.                            5.25          8/01/2031           17,478
    3,370     Statewide Communities Dev. Auth.                            5.00          5/15/2032            2,972
    8,000     Statewide Communities Dev. Auth.                            5.50         11/01/2032            8,005
    5,000     Statewide Communities Dev. Auth. (INS)                      4.60          2/01/2037            3,708
   13,000     Statewide Communities Dev. Auth. (NBGA)                     5.00         12/01/2037           11,506
    9,000     Statewide Communities Dev. Auth.                            5.00          5/15/2038            7,626

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                   COUPON             FINAL            VALUE
(000)         SECURITY                                                     RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$   3,500     Statewide Communities Dev. Auth. (NBGA)                     5.75%         8/15/2038         $  3,521
    2,500     Statewide Communities Dev. Auth.                            5.00         11/15/2038            2,351
   19,080     Suisun City Public Financing Auth.                          5.37 (a)     10/01/2033            2,910
    7,190     Tuolumne Wind Project Auth.                                 5.63          1/01/2029            7,707
    1,500     Val Verde USD (INS)                                         5.13          3/01/2036            1,441
   12,558     Vallejo Sanitation and Flood Control District (INS)         5.00          7/01/2019           12,915
    7,000     Vista (INS)                                                 5.00          5/01/2037            6,407
    7,085     Washington Township Health Care District                    5.13          7/01/2023            7,085
    1,250     Washington Township Health Care District                    6.00          7/01/2029            1,274
    6,080     Washington Township Health Care District                    5.00          7/01/2037            5,171
      660     Watsonville (ETM)                                           6.20          7/01/2012              678
                                                                                                          --------
              Total Fixed-Rate Instruments (cost: $630,742)                                                575,525
                                                                                                          --------
              VARIABLE-RATE DEMAND NOTES (2.4%)

              CALIFORNIA (2.0%)
   12,000     San Diego County Regional Transportation Commission (LIQ)   2.50          4/01/2038           12,000
                                                                                                          --------
              PUERTO RICO (0.4%)
    2,100     Electric Power Auth. (LIQ)(LOC - Dexia Credit Local) (c)    2.60          7/01/2026            2,100
                                                                                                          --------
              Total Variable-Rate Demand Notes (cost: $14,100)                                              14,100
                                                                                                          --------

              TOTAL INVESTMENTS (COST: $644,842)                                                          $589,625
                                                                                                          ========

($ IN 000s)                                                    VALUATION HIERARCHY
                                                               -------------------
                                                   (LEVEL 1)
                                                 QUOTED PRICES     (LEVEL 2)
                                                   IN ACTIVE         OTHER          (LEVEL 3)
                                                    MARKETS       SIGNIFICANT      SIGNIFICANT
                                                 FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                               ASSETS          INPUTS           INPUTS                TOTAL
-----------------------------------------------------------------------------------------------------------------
  FIXED-RATE INSTRUMENTS                         $          --    $   575,525      $         --     $     575,525
  VARIABLE-RATE DEMAND NOTES                                --         14,100                --            14,100
-----------------------------------------------------------------------------------------------------------------
Total                                            $          --    $   589,625      $         --     $     589,625
-----------------------------------------------------------------------------------------------------------------

For the period of April 1, 2011, through June 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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5  | USAA California Bond Fund

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NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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6  | USAA California Bond Fund

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B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2011, were $4,465,000 and $59,682,000, respectively, resulting in net unrealized depreciation of $55,217,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $592,624,000 at June 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

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7  | USAA California Bond Fund

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(b)      Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                          Notes to Portfolio of Investments |  8



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/26/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:      08/26/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/26/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.